Inventories (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Cost of goods sold, inventory	$ 5,790	$ 3,355	$ 3,585
Wrote-off (reversal) of inventory	$ 1,339	$ 682	$ 1,983